FAIR VALUE OF FINANCIAL INSTRUMENTS - Contingent consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Fair value as of December 31, 2022	$ 63,695
Payments of contingent consideration	(13,256)	$ (9,091)	$ 0
Changes in fair value of contingent consideration	18,694
Revaluation of acquisition-related contingent consideration	582
Fair value as of December 31, 2023	$ 69,715	$ 63,695